SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit ESG Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 95.9%

Asia - 9.9%

Japan - 9.0%
Astellas Pharma, Inc.	6,400	105,338
Keyence Corp.	200	119,374
Recruit Holdings Co., Ltd.	3,100	189,490
Shiseido Co., Ltd.	1,100	73,930
Sony Group Corp., ADR	1,925	212,867
Terumo Corp.	2,600	122,768

		823,767

Singapore - 0.9%
Singapore Technologies Engineering, Ltd.	31,200	87,093

Europe - 30.3%

France - 1.9%
Faurecia SE	1,815	85,391
Safran SA, ADR	2,750	87,148

		172,539

Germany - 5.2%
adidas AG, ADR	650	102,778
Allianz SE, ADR	8,800	197,648
Muenchener Rueckversicherungs AG	125	34,109
Siemens AG, ADR	1,775	145,798

		480,333

Ireland - 5.5%
Accenture, PLC	575	183,954
CRH, PLC, ADR	1,200	56,088
Medtronic, PLC	900	112,815
Trane Technologies, PLC	875	151,069

		503,926

Spain - 1.8%
Iberdrola SA, ADR	4,050	162,972

Sweden - 1.3%
Telefonaktiebolaget LM Ericsson, ADR	11,175	125,160

Switzerland - 6.2%
Logitech International SA	1,550	136,633
Lonza Group AG	185	138,770
Nestle SA, ADR	1,200	144,252
Novartis AG, ADR	1,800	147,204

		566,859

United Kingdom - 8.4%
AstraZeneca, PLC, ADR	2,950	177,177
BAE Systems, PLC, ADR	3,500	106,995
Coca-Cola Europacific Partners, PLC	2,100	116,109
Diageo, PLC, ADR	785	151,505
HomeServe, PLC	6,525	79,521
RELX, PLC, ADR	4,700	135,642

		766,949

North America - 55.7%

United States - 55.7%
3M Co.	400	70,168
AbbVie, Inc.	750	80,903

Name of Issuer	Quantity	Fair Value ($)

Adobe, Inc. *	450	259,074
Alphabet, Inc. - Class A *	125	334,190
Apple, Inc.	3,600	509,400
Baxter International, Inc.	850	68,366
CVS Health Corp.	1,550	131,533
Ecolab, Inc.	600	125,172
Facebook, Inc. *	700	237,573
FedEx Corp.	375	82,234
Goldman Sachs Group, Inc.	600	226,818
Home Depot, Inc.	745	244,554
Johnson & Johnson	975	157,462
JPMorgan Chase & Co.	1,075	175,967
Lockheed Martin Corp.	185	63,843
Microsoft Corp.	2,000	563,840
NIKE, Inc.	850	123,445
NVIDIA Corp.	1,000	207,160
PepsiCo, Inc.	875	131,609
salesforce.com, Inc. *	850	230,537
Starbucks Corp.	1,600	176,496
T Rowe Price Group, Inc.	1,175	231,122
TJX Cos., Inc.	1,380	91,052
UnitedHealth Group, Inc.	500	195,370
Verizon Communications, Inc.	2,600	140,426
Visa, Inc.	875	194,906
Vital Farms, Inc. *	2,575	45,243

		5,098,463

Total Common Stocks (cost: $5,170,523)		8,788,061

Short-Term Securities - 4.0%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01% (cost $363,314)	363,314	363,314

Total Investments in Securities - 99.9% (cost $5,533,837)		9,151,375

Other Assets and Liabilities, net - 0.1%		6,728

Total Net Assets - 100.0%		$9,158,103

*	Non-income producing security.

ADR — American Depositary Receipt
PLC — Public Limited Company

SEPTEMBER 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit ESG Growth Fund (Continued)

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Technology Services	21.8%
Health Technology	12.1
Electronic Technology	12.0
Finance	9.5
Consumer Non-Durables	9.2
Producer Manufacturing	8.7
Consumer Services	5.5
Retail Trade	5.1
Consumer Durables	2.3
Health Services	2.1
Process Industries	1.9
Utilities	1.8
Communications	1.5
Transportation	0.9
Commercial Services	0.9
Non-Energy Minerals	0.6
Short-Term Securities	4.0

99.9
Other Assets and Liabilities, net	0.1

100.0%

A summary of the levels for the Fund’s investments as of September 30, 2021 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks
France	87,148	85,391	—	172,539
Germany	446,224	34,109	—	480,333
Ireland	503,926	—	—	503,926
Japan	212,867	610,900	—	823,767
Singapore	—	87,093	—	87,093
Spain	162,972	—	—	162,972
Sweden	125,160	—	—	125,160
Switzerland	428,089	138,770	—	566,859
United Kingdom	766,949	—	—	766,949
United States	5,098,463	—	—	5,098,463
Short-Term Securities	363,314	—	—	363,314

Total:	8,195,112	956,263	—	9,151,375

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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